Applicable laws and regulations (Tables)	12 Months Ended
Dec. 31, 2022
Applicable laws and regulations
Schedule of applicable laws and regulations
The information corresponding to the total capital adequacy index is as follows:

	December 31,
	2022	2021
Capital funds	1,072,110	1,013,796
Risk-weighted assets	8,117,913	6,513,267
Capital adequacy index	13.21%	15.57%

Schedule of leverage ratio cannot be lower, at any time, than 3%. The bank will inform to SBP as often as the compliance with the leverage ratio is determined	The leverage ratio cannot be lower, at any time, than 3%. The Bank will inform to SBP as often as the compliance with the leverage ratio is determined.
The table below presents the Bank´s leverage ratio in compliance with Article No.17 of Rule No. 1-2015:

	December 31,
	2022	2021
Ordinary capital	936,092	877,777
Non-risk-weighted assets	9,606,970	8,107,810
Leverage ratio	9.74%	10.83%

Schedule of based on the classification of risks, collateral and in compliance with SBP Rule No. 4 2013
Based on the classification of risks, collateral and in compliance with SBP Rule No. 4-2013, the Bank classified the loan portfolio as follows:

	December 31, 2022
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Corporations	3,659,018	—	—	—	10,107	3,669,125
Financial institutions:
Private	2,225,385	—	20,000	—	—	2,245,385
State-owned	719,882	—	—	—	—	719,882
	2,945,267	—	20,000	—	—	2,965,267
Sovereign	128,628	—	—	—	—	128,628
Total	6,732,913	—	20,000	—	10,107	6,763,020

Allowance for loan
losses under IFRS (1):	33,639	—	16,141	—	5,420	55,200

	December 31, 2021
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Corporations	2,943,125	68,668	10,593	—	—	3,022,386
Financial institutions:
Private	2,120,762	—	—	—	—	2,120,762
State-owned	567,847	—	—	—	—	567,847
	2,688,609	—	—	—	—	2,688,609
Sovereign	23,610	—	—	—	—	23,610
Total	5,655,344	68,668	10,593	—	—	5,734,605

Allowance for loan
losses IFRS (1):	22,713	13,577	5,186	—	—	41,476

Loans at FVTPL
Financial institutions:
Private	5,313	—	—	—	—	5,313
Total	5,660,657	68,668	10,593	—	—	5,739,918
(1) As of December 31, 2022, and 2021, there is no excess in the specific provision calculated in accordance with Rule No. 8-2014 of the SBP, over the provision calculated in accordance with IFRS.
Below is the classification of the loan portfolio by maturity profile based on Rule No. 4-2013 and modified by Rule No. 8-2014:

	December 31, 2022
	Current	Past due	Delinquent	Total
Loans at amortized cost
Corporations	3,659,018	—	10,107	3,669,125
Financial institutions:
Private	2,225,385	20,000	—	2,245,385
State-owned	719,882	—	—	719,882
	2,945,267	20,000	—	2,965,267
Sovereign	128,628	—	—	128,628
Total	6,732,913	20,000	10,107	6,763,020

	December 31, 2021
	Current	Past due	Delinquent	Total
Loans at amortized cost
Corporations	3,022,386	—	—	3,022,386
Financial institutions:
Private	2,120,762	—	—	2,120,762
State-owned	567,847	—	—	567,847
	2,688,609	—	—	2,688,609
Sovereign	23,610	—	—	23,610
	5,734,605	—	—	5,734,605

Loans at FVTPL
Financial institutions:
Private	5,313	—	—	5,313
Total	5,739,918	—	—	5,739,918

Schedule of statutory purposes only, non-accruing loans
In accordance with Rule No. 4-2013, as amended by Rule No. 8-2014, non-accruing loans are presented by category as follows:

	December 31, 2022
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Impaired loans	—	—	20,000	—	10,107	30,107
Total	—	—	20,000	—	10,107	30,107

	December 31, 2021
	Normal	Special Mention	Substandard	Doubtful	Unrecoverable	Total
Loans at amortized cost
Impaired loans	—	—	10,593	—	—	10,593
Total	—	—	10,593	—	—	10,593

	December 31,
	2022	2021
Non-accruing loans:
Private corporations	30,107	10,593

Interest that would be reversed if the loans had been classified as non-accruing loans	1,173	598
As of December 31, 2022, and 2021, there was no interest income collected on loans in non-accrual status.